Income Taxes - Deferred Income Taxes and Other (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Deferred income tax assets:
Net unrealized losses on available-for-sale securities	$ 1,611.9
Tax credit carryforwards	65.8
Employee benefits	26.4	$ 54.2
Intangible assets	17.6
Gross deferred income tax assets	1,721.7	54.2
Valuation allowance	(12.3)	(2.8)
Total deferred income tax assets	1,709.4	51.4
Deferred income tax liabilities:
Deferred income tax liabilities: Deferred acquisition costs	(811.0)	(594.5)
Investments, including derivative assets	(187.6)	(278.0)
Funds withheld embedded derivative	(767.1)
Net unrealized gains on available-for-sale securities		(1,070.7)
Deferred income tax liabilities: Real estate	(140.0)	(141.7)
Insurance liabilities	(728.8)	(21.6)
Intangible assets		(7.7)
Gain on sale of discontinued operations	(182.1)	(189.5)
Other deferred income tax liabilities	(48.4)	(21.2)
Total deferred income tax liabilities	(2,865.0)	(2,324.9)
Total net deferred income tax liabilities	(1,155.6)	(2,273.5)
Net deferred income taxes by jurisdiction
Net deferred income tax assets	10.8
Net deferred income tax liabilities	(1,166.4)	(2,273.5)
Total net deferred income tax liabilities	(1,155.6)	(2,273.5)
Current income tax receivables associated with outstanding audit issues
Current income tax (receivables) payables associated with outstanding audit issues	(20.7)	(16.8)
U.S. Federal
Deferred income tax assets:
Tax credit carryforwards	65.8	0.0
Net deferred income taxes by jurisdiction
Net deferred income tax liabilities	(1,166.4)	(2,245.1)
Net operating loss carryforwards valuation allowance	0.0
State
Net deferred income taxes by jurisdiction
Net deferred income tax assets	10.8
Net deferred income tax liabilities		(28.4)
Net operating loss carryforwards valuation allowance	0.0
Deferred income tax disclosures-operating loss carryforwards
Net operating loss carryforwards	$ 0.3	$ 0.3